Other Current Liabilities	12 Months Ended
Dec. 31, 2011
Other Current Liabilities [Abstract]
Other Current Liabilities

(9) Other current liabilities

Other current liabilities at December 31, 2011 and December 25, 2010 consisted of the following (in thousands):

	December 31, 2011	December 25, 2010

Gift card/certificate liability	$144,965	123,078
Accrued salary and benefits	31,001	21,307
Accrued professional and legal costs	8,085	9,839
Accrued interest	659	6,129
Other	15,887	23,241

Total other current liabilities	$200,597	183,594

During fiscal years 2011, 2010, and 2009, the Company recognized $412 thousand, $521 thousand, and $3.2 million, respectively, of income related to gift certificate breakage within general and administrative expenses, net. The gift certificate breakage amount recognized was based upon historical redemption patterns and represents the remaining balance of gift certificates for which the Company believes the likelihood of redemption by the customer is remote. The Company determined during fiscal year 2009 that sufficient historical patterns existed to estimate breakage and therefore recognized a cumulative adjustment for all gift certificates outstanding as of December 26, 2009.